Real Estate (Details) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) property	Dec. 31, 2024 USD ($)
Real Estate [Abstract]
Purchase Price				$ 2,279,120	$ 0	$ 125,000	$ 72,000
Number of real estate disposed | property						0
Proceeds from sale of a portfolio (comprised of land parcel and various vacant buildings on certain campuses)			$ 12,000
Total loss on sale of a portfolio	$ 0	$ 0	16,000	(3,884)	$ 0
Casualty-related recoveries						$ 2,000
Casualty-related charges							32,000
Casualty - related insurance receivable	$ 1,376		$ 19,835	$ 1,376		$ 12,491	$ 19,835